Basis of presentation - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended
	Jul. 28, 2012 USD ($)	Jul. 30, 2011 USD ($)	Jul. 28, 2012 USD ($)	Jul. 30, 2011 USD ($)	Jan. 28, 2012 USD ($)	Jan. 28, 2012 GBP (£)	Jan. 29, 2011 USD ($)	Jan. 30, 2010 USD ($)	Jan. 25, 2012 USD ($)	Jan. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013	Jan. 28, 2012 U.K. real estate junior credit facility, due fiscal 2013	Jan. 28, 2012 Parent company USD ($)	Jan. 29, 2011 Parent company USD ($)	Jan. 30, 2010 Parent company USD ($)	Jan. 28, 2012 Subsidiary USD ($)	Jan. 29, 2011 Subsidiary USD ($)	Jan. 30, 2010 Subsidiary USD ($)	Jan. 28, 2012 Vanwall USD ($)	Jan. 29, 2011 Vanwall USD ($)
Basis Of Presentation [Line Items]
Parent company borrowings					$ 770
Promissory note received as dividend					887	509
Outstanding net intercompany receivable					204		209
Intercompany note payable									770
Intercompany payable					229		397
Non-cash dividend received					63
Short term loan outstanding					124
Accrued interest related to Parent Company's overall intercompany payable balance					23		21
Income tax benefit / expense	(20)	(28)	(58)	(94)	(1)		(35)	40				(1)	(35)	40	33	65	76
Face value of debt securities acquired					36		17											36	17
Cash paid to Vanwall																		$ 26	$ 9
Debt maturity date										Apr. 07, 2013	Apr. 07, 2013